Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is April 16, 2020

The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (the "Portfolios") and The Institutional U.S. Equity Portfolio (the "Acquiring Portfolio"): At a shareholder meeting held on April 16, 2020, shareholders of each Portfolio approved a Plan of Reorganization which involves a transfer of substantially all of the assets of each of the Portfolios (the "Reorganization") to the Acquiring Portfolio in exchange for shares of a corresponding class of the Acquiring Portfolio; the distribution of such shares of a corresponding class of the Acquiring Portfolio to the shareholders of each of the Portfolios; and the liquidation and termination of each of the Portfolios. The Reorganization is scheduled to become effective May 4, 2020. As a result of the Reorganization, effective April 16, 2020, shares of each Portfolio are no longer available for purchase.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio,The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the "Portfolios") (From the Supplement Dated April 14, 2020): The prospectus is supplemented to reflect the revised and restated disclosures and additional disclosures regarding options strategies for each Portfolio and applicable section as shown below:

1.The Value Equity Portfolio

Page 2-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A "value investor" seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.4 billion and $35.5 billion would likely be included in the "mid cap" range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds ("ETFs") that invest in equity securities. The Portfolio may also invest in option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 4- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 130- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

2.The Institutional Value Equity Portfolio

Page 7-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A "value investor" seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.4 billion and $35.5 billion would likely be included in the "mid cap" range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 9- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 131- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in commercial paper.

3.The Growth Equity Portfolio

Page 13-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. "Growth investing" means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.4 billion and $35.5 billion would likely be included in the "mid cap" range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when writtenIn accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 16- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 133- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

4.The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio)

Page 19-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio's permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income- producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 22- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or rema ins the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 135- "More Information About Fund Investments and Risks"- 1st and 2nd paragraphs are deleted and replaced by:

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

5.The Small Capitalization - Mid Capitalization Equity Portfolio

Page 26-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small- capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" and/or "mid cap" issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of the date of this Prospectus, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $152.3 million and $35.5 billion

Page 28- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 138- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

6.The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Page 32-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small- capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" and/or "mid cap" issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that suc h derivative instruments have economic characteristics similar to those of equity securities. As of July 31, 2019, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $152.3 million and $35.5 billion.

Page 34- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 139- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

7.The Real Estate Securities Portfolio

Page 38-"Principal Investment Strategies"-2nd paragraph is deleted and replaced by:

Consistent with its investment style, the Portfolio's Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 41- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" and additional subparagraphs "Options Risk" and "Options Writing Strategy Risk":

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 141- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Consistent with its investment style, the Portfolio's Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

8.The Commodity Returns Strategy Portfolio

Page 45-"Principal Investment Strategies"-2nd paragraph is deleted and replaced by:

The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries' derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 48- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 143- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio may seek exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the "Act"). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries' derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.The other strategy (the "Commodity Strategy") employed by Wellington Management will be implemented primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity's historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

9.The ESG Growth Portfolio

Page 52-"Principal Investment Strategies"-3rd paragraph is deleted and replaced by:

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 55- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 147- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Under the supervision of the Adviser, environmental, social and governance criteria ("ESG Factors) will be integrated into the Portfolio's security selection process through the application of non-financial criteria ("ESG Screens"). The ESG Screens used by the Portfolio are determined with the use of third party data and ESG rating agencies which take into account a company's performance around environmental, social and corporate governance practices. These may include (but are not limited to) such themes as climate change, resource efficiency, labor standards, product and service safety, community engagement, board policies, and corporate structure. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. Additionally, the Portfolio's ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Adviser's opinion ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad- based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

10.The Catholic SRI Growth Portfolio

Page 58-"Principal Investment Strategies"-4th paragraph is deleted and replaced by:

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad -based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 61- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection-is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 148- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio seeks to achieve its objective subject to emphasizing socially responsible investments, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities. In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including, but not limited to, derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds ("ETFs") and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization. The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or "junk bonds," structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents. The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

11.The International Equity Portfolio

Page 64-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio's net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 66- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 150- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving "derivative instruments" – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

12.The Institutional International Equity Portfolio

Page 69-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio's net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio's Specialist

Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 71- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 152- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving "derivative instruments" – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

13.The Emerging Markets Portfolio

Page 74-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio's net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index ("MSCI EM Index") countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio's management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange- traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 77- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 155- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

14.The Core Fixed Income Portfolio

Page 80-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies ("Baa" or higher by Moodys, "BBB" or higher by Standard & Poor's) or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following:

(1)investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities ("junk bonds") as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Aggregate Bond Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Aggregate Bond Index as of June 30, 2019 was 7.87 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 83- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 158- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies ("Baa" or higher by Moodys, "BBB" or higher by Standard & Poor's) or are, in the view of the Specialist Manager, deemed to be of comparable quality. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities ("junk bonds") as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Aggregate Bond Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Aggregate Bond Index as of June 30, 2019 was 7.87 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.The Portfolio may also invest in commercial paper.

15.The Fixed Income Opportunity Portfolio

Page 87-"Principal Investment Strategies"-3rd paragraph is deleted and replaced by:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 91- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 158- "More Information About Fund Investments and Risks"- 3rd paragraph is deleted and replaced by:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30,

2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

16.The U.S. Government Fixed Income Securities Portfolio

Page 94-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in which the Portfolio may invest include bonds, notes and certificates of deposit. These may include securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government. In general the portfolio will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Bloomberg Barclays U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Bloomberg Barclays U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Bloomberg Barclays U.S. Government Index, or to approximate the exposure to cash in the Bloomberg Barclays U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Bloomberg Barclays U.S. Government Index, which was 7.80 years as of June 30, 2019. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 95- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

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The Portfolio's principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial. Investments in options or futures contracts may also be made in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in commercial paper.

17.The Inflation Protected Securities Portfolio

Page 98-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities ("junk bonds"). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index ("Barclays US TIPS Index"), which range, as of June 30, 2019, was between 1 and 29 years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2019 was 8.14 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio's investments in non-U.S. governments and corporations may include securities issued in emerging markets countries. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 100- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 162- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the Portfolio may be invested in income-producing securities other than inflation-indexed securities, such as corporate debt obligations, U.S. government and agency bonds, short-term fixed income investments, commercial paper and mortgage dollar rolls. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

18.The U.S. Corporate Fixed Income Securities Portfolio

Page 103-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Corporate Investment Grade Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Corporate Investment Grade Index as of June 30, 2019 was 11.19 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange- traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 105- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 162- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Corporate Index. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, commercial paper, preferred stock and trust preferred/capital notes. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

19.The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Page 108-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests predominantly in publicly issued, investment grade U.S. mortgage and asset backed securities and, in general, seeks to maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), stripped mortgage-backed securities ("SMBS"), project loans, construction loans, and adjustable rate mortgages. Income from MBS, ABS, CMO, REMIC and SMBS investments of the Portfolio will be taxed as ordinary income when distributed to shareholders unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Securitized Index, which has a weighted average maturity of 4.94 years as of June 30, 2019 and can vary between 1 and 26 years.

Page 111- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 163- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio's assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.The Portfolio may also invest in commercial paper.

20.All Portfolios

Pages 176-177-"More Information About Fund Investments and Risks"-paragraph "About Derivative Strategies" is deleted and replaced by:

About Derivative Strategies. A Specialist Manager may, but is not obligated to, use certain strategies ("Derivative Strategies") on behalf of a Portfolio in order to hedge against investment risks, to seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. Each Portfolio, except with respect to The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Municipal Bond II Portfolio, may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. A Portfolio will sell only "covered" call and put options. Generally, a written call option is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option (or, in the case of options on an index substitute, owns an equivalent number of shares of the index substitute as those subject to the call). Generally, a written put option similarly is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option. The Portfolio may also cover its options positions to the extent otherwise permitted by federal securities laws.

In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may also use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, The Institutional International Equity, Emerging Markets, Commodity Returns Strategy and Inflation Protected Securities Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Commodity Returns Strategy Portfolio, The Institutional Growth Portfolio, The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular "notional amount" of underlying instrument. Payments may be based on currencies, interest rates, securities indexes, commodity indexes or other reference rates. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, "Derivative Instruments") must be consistent with a Portfolio's investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). . No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio employing such Derivative Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Also, if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options. Suitable derivative transactions may not be available in all circumstances. Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Leverage may be created when an investment exposes a Portfolio to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Portfolio and make the Portfolio's share price more volatile, a shareholder's investment in the Portfolio may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio's investments. Further, the use of leverage may require the Portfolio to maintain assets as "cover," maintain segregated asset accounts, or make margin payments, which might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Portfolio's taxable income or gains. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Page 187-"Federal Taxes"- 4th paragraph under "Portfolio Distributions" is deleted and replaced by:

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). Derivative contracts, including options, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Please see the " DIVIDENDS, DISTRIBUTIONS AND TAXES " section of the SAI for additional explanation on these special tax rules.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the "Portfolios") (From the Supplement Dated April 14, 2020): The Prospectus disclosure is revised and restated to reflect the removal of Peter Coffin from the Breckinridge Capital Advisors, Inc. ("Breckinridge") portfolio management team as follows:

1.The following replaces the "Portfolio Managers" section of Breckinridge, regarding The Short-Term Municipal Bond Portfolio (page 118) of the Prospectus:

Breckinridge: Matthew Buscone has co-managed the Portfolio since July 2008. Ji Young Jung and Sara Chanda have co-managed since March 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively. Khurram Gillani has co-managed the Portfolio since December, 2016. Allyson Gerrish has co-managed the Portfolio since July 2018.

2.The following replaces the "Portfolio Managers" section of Breckinridge, regarding The Intermediate Term Municipal Bond II Portfolio (page 128) of the Prospectus:

Breckinridge: Matthew Buscone has managed the Portfolio since March, 2010. Ji Young Jung has co-managed the Portfolio since March 2013. Sara Chanda has co-managed the Portfolio since December, 2013. Jeffrey Glenn has co-managed the Portfolio since May 2015. Eric Haase has co-managed the Portfolio since May 2016. Khurram Gillani has co-managed the Portfolio since December 2016. Allyson Gerrish has co-managed the Portfolio since July 2018.

3.The fourth paragraph referencing Mr. Coffin in the Breckinridge Capital Advisors, Inc. section of the "Specialist Manager Guide" on page 197 of the Prospectus is deleted in its entirety.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio,The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the "Portfolios") (From the Supplement Dated April 14, 2020): The Prospectus is supplemented to reflect the following revised and restated disclosures with respect to "Market Risk" for the Portfolios as shown in the subsection "About Other Permitted Investments" under the "More Information About Fund Investments and Risks" section of the Prospectus (page 177):

Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the "Portfolios") (From the Supplement Dated March 11, 2020): At a meeting held on March 10, 2020, the Board of Trustees (the "Board") for HC Capital Trust (the "Trust") approved an amended and restated Portfolio Management Agreement between the Trust and and City of London Investment Management Company Limited ("CLIM") with respect to each Portfolio that provided for, among other things, a change in the frequency with which management fees are paid to CLIM. Accordingly, the following replaces the second paragraph of the City of London Investment Management Company Limited ("CLIM") section of the "Specialist Manager Guide" on page 199 of the Prospectus:

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable monthly, based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40%
thereafter*
The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40%
thereafter*
The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**
The Fixed Income Opportunity Portfolio, The Intermediate Term	0.45%
Municipal Bond Portfolio and The Intermediate Term Municipal
Bond II Portfolio

*For the International Equity and Institutional International Equity Portfolios, "Combined Assets" shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**For The Emerging Markets Portfolio, "Combined Assets" shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

The Emerging Markets Portfolio (the "Portfolio") (From the Supplement Dated March 11, 2020): At a meeting held on March 10, 2020, the Board approved a Portfolio Management Agreement (the "Proposed Agreement") engaging XY Investments (HK) Ltd ("XY") and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on April 30, 2020 for the purpose of approving the Proposed Agreement.

The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio) (the "Portfolio") (From the Supplement Dated February 11, 2020): Effective February 10, 2020, all references to The Institutional Growth Equity Portfolio in the Prospectus are revised and restated as The Institutional U.S. Equity Portfolio. On February 11, 2020, the Portfolio Management Agreements between the Portfolio and each of the respective Specialist Managers, Frontier Capital Management Company, LLC ("Frontier"), Wellington Management Company LLP ("Wellington") and Echo Street Capital Management LLC ("Echo Street") were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1.The Portfolio's fee table and expense example table disclosures on page 19 are revised and restated to reflect the management fees, effective February 11, 2020 assuming an allocation of: 0% to Cadence; 17% to Echo Street; 0% to Frontier; 13% to Jennison; 55% to

Mellon's Index Strategy; 9% to Mellon's Factor Strategy; 0% to Mellon's U.S. MultiFactor Strategy; 0% to PIMCO's RAFI U.S. Multifactor Strategy; 0% to PIMCO's Enhanced Index Strategy; 4% to Parametric's Liquidity Strategy; 0% to Parametric's Defensive Equity Strategy; 1% to Parametric's Targeted Strategy; 0% to Wellington and 1% to HC Capital Solutions, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist..............	0.22%
Managers, see "Advisory Services – Specialist Managers")
Other Expenses ........................................................................................	0.07%
Total Annual Portfolio Operating Expenses ............................................	0.29%
1 Year..........................................................................................	$30
3 Years ........................................................................................	$93
5 Years ........................................................................................	$163
10 Years ......................................................................................	$368

2. The following replaces the "Investment Subadvisers" section on page 25 of the Prospectus with respect to the Portfolio:

Investment Subadvisers

Cadence Capital Management LLC ("Cadence"), Echo Street Capital Management LLC ("Echo Street"), Frontier Capital Management Company, LLC ("Frontier"), Jennison Associates LLC ("Jennison"), Mellon Investments Corporation ("Mellon"), Parametric Portfolio Associates LLC ("Parametric"), Pacific Investment Management Company LLC ("PIMCO") and Wellington Management Company LLP ("Wellington Management") are the Specialist Managers for the Portfolio.

3.The following is added under the heading "Portfolio Managers" for the Portfolio (p.25):

Echo Street: Greg Poole has-managed the portion of the Portfolio allocated to Echo Street since February, 2020.

Frontier: Michael A. Cavarretta, CFA, Andrew B. Bennett, CFA and Peter G. Kuechle have co-managed the portion of the Portfolio allocated to Frontier since February, 2020.

Wellington Management: Bradford D. Stoesser has managed the portion of the Portfolio allocated to Wellington Management since February, 2020.

4.The following disclosure is revised and restated under the section "More Information About Fund Investments and Risks" with respect to the Portfolio (p.135):

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Echo Street, Frontier, Jennison, Parametric, PIMCO and Wellington Management are currently responsible for implementing the active component of the Portfolio's investment strategy. The remaining portion of the Portfolio is managed using "passive" or "index" investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index or one or more identifiable subsets or other portions of that index (see "Fund Management," included later in this Prospectus). Cadence and Mellon are currently responsible for implementing the passive component of the Portfolio's investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

5.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (page 136):

The Echo Street Investment Echo Street will pursue a long only investment strategy and will not engage in the short selling of

Selection Process:equity securities. Echo Street will generally hold equity securities from a universe of companies that, in the sole opinion of Echo Street, have certain preferable and/or advantageous characteristics. What makes a company eligible can vary and otherwise similar companies can and will differ with respect to their inclusion. As a general guideline, selected companies are likely to have, in Echo Street's judgment, two important characteristics:

1.an existing asset base that produces a consistent annuity stream and

2.a use of cash that is reasonably transparent and can be underwritten.

Other characteristics may include a cohesive management team that has been in place for many years, high insider ownership, excess capital and/or under-levered balance sheet, significant barriers to entry in its industry, pricing power and privileged reinvestment opportunities for its cash flow. There are no bright line tests nor is there any generally accepted list of eligible companies. Many of the characteristics listed above are opinions for which there can be reasonable disagreement. In addition, companies can become or cease to be eligible for inclusion as a result of any number of factors or judgments including, but not limited to, a change to the underlying economics or risks of the business or a change in the market environment.

Long-Term Investments. Echo Street attempts to invest in companies that, individually and collectively, create attractive long-term shareholder value. Therefore, Echo Street plans to evaluate the portion of the Portfolio that it manages with an appropriately long time horizon in mind with the goal of capturing long-term value creation rather than short term market dislocations.

Buy and Hold. Echo Street will generally employ a buy and hold strategy. Market conditions are likely to, at times, create impairments to the prices of the underlying securities in the portfolio. It is expected that Echo Street will view most of these impairments as temporary. By employing a buy and hold strategy, Echo Street is attempting to capture the long-term value creation it believes the companies in which it invests create.

Lower Turnover. The portion of the Portfolio managed by Echo Street is intended to have relatively low position turnover with an eye towards tax efficiency. Consequently, Echo Street will enter into brand new positions, add to current holdings or sell positions relatively infrequently. Echo Street generally considers selling a position when it becomes too expensive relative to Echo Street's assessment of fair value or to the extent Echo Street determines that its assessment of a company's quality and earnings power is at risk.

The Frontier Investment	Frontier seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price
Selection Process:	approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-
capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process. Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.
The Wellington Management	Wellington Management attempts to provide attractive long-term total return by investing in
Investment Selection	companies with activities primarily in, or related to, commercial real estate development,
Process:	operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.
Individual company research begins by reviewing the quality, depth, and strategy of management.
Wellington Management evaluates management's ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:
• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.
• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.
• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.
• Attractive relative valuations between the public and private markets in terms of
(1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market to anticipate the impact of those dynamics on real estate companies.

Sell criteria. Wellington Management will consider selling a position when: a better opportunity exists on a risk-adjusted basis; price to net asset value is unattractive (subject to public/private market arbitrage), or security becomes fully priced on other valuation metrics (price to free cash flow growth plus dividend, IRR, dividend discount); management disappoints; fundamental trends of a company's underlying assets are deteriorating; or company lacks further catalysts which will drive cash flow and/or NAV growth.

The Institutional U.S. Equity Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Plan of Reorganization (the "Plan") which involves a transfer of substantially all of the assets of each of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (collectively, the "Target Portfolios") to the Portfolio subject to the approval of the shareholders of each of the Target Portfolios; and (ii) called a joint meeting of the shareholders, as of record date February 18, 2020, of the Targeted Portfolios scheduled to be held on April 16, 2020 for the purpose of approving the Plan.

The Value Equity Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): On February 11, 2020, the Portfolio Management Agreements between the Portfolio and each of the respective Specialist Managers, Frontier Capital Management Company, LLC ("Frontier") and Echo Street Capital Management LLC ("Echo Street"), were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1.The following replaces the "Investment Subadvisers" section on page 6 of the Prospectus with respect to the Portfolio:

Investment Subadvisers

Cadence Capital Management LLC ("Cadence"), Echo Street Capital Management LLC ("Echo Street"), Frontier Capital Management Company, LLC ("Frontier"), Mellon Investments Corporation ("Mellon") and Parametric Portfolio Associates LLC ("Parametric") are the Specialist Managers for the Portfolio.

2. The following is added under the heading "Portfolio Managers" for the Portfolio (p.6):

Echo Street: Greg Poole has-managed the portion of the Portfolio allocated to Echo Street since February, 2020.

Frontier: Michael A. Cavarretta, CFA, Andrew B. Bennett, CFA and Peter G. Kuechle have co-managed the portion of the Portfolio allocated to Frontier since February, 2020.

3.The following disclosure replaces the first paragraph of the Specialist Managers section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.130):

Specialist Managers. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Echo Street, Frontier and Parametric are currently responsible for implementing the active component of the Portfolio's investment strategy. Additionally, a portion of the Portfolio is managed using "passive" or "index" investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index or one or more identifiable subsets or other portions of that index. Cadence, Mellon and Parametric (Tax-Managed Custom Core Strategy) are currently responsible for implementing the passive component for the Portfolio's investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

4.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (page 130):

The Echo Street Investment Echo Street will pursue a long only investment strategy and will not engage in the short selling of

Selection Process:equity securities. Echo Street will generally hold equity securities from a universe of companies that, in the sole opinion of Echo Street, have certain preferable and/or advantageous characteristics. What makes a company eligible can vary and otherwise similar companies can and will differ with respect to their inclusion. As a general guideline, selected companies are likely to have, in Echo Street's judgment, two important characteristics:

1.an existing asset base that produces a consistent annuity stream and

2.a use of cash that is reasonably transparent and can be underwritten.

Other characteristics may include a cohesive management team that has been in place for many years, high insider ownership, excess capital and/or under-levered balance sheet, significant barriers to entry in its industry, pricing power and privileged reinvestment opportunities for its cash flow. There are no bright line tests nor is there any generally accepted list of eligible companies. Many of the characteristics listed above are opinions for which there can be reasonable disagreement. In addition, companies can become or cease to be eligible for inclusion as a result of any number of factors or judgments including, but not limited to, a change to the underlying economics or risks of the business or a change in the market environment.

Long-Term Investments. Echo Street attempts to invest in companies that, individually and collectively, create attractive long-term shareholder value. Therefore, Echo Street plans to evaluate the portion of the Portfolio that it manages with an appropriately long time horizon in mind with the goal of capturing long-term value creation rather than short term market dislocations.
Buy and Hold. Echo Street will generally employ a buy and hold strategy. Market conditions are likely to, at times, create impairments to the prices of the underlying securities in the portfolio. It is expected that Echo Street will view most of these impairments as temporary. By employing a buy and hold strategy, Echo Street is attempting to capture the long-term value creation it believes the companies in which it invests create.
Lower Turnover. The portion of the Portfolio managed by Echo Street is intended to have relatively low position turnover with an eye towards tax efficiency. Consequently, Echo Street will enter into brand new positions, add to current holdings or sell positions relatively infrequently. Echo Street generally considers selling a position when it becomes too expensive relative to Echo Street's assessment of fair value or to the extent Echo Street determines that its assessment of a company's quality and earnings power is at risk.
The Frontier Investment	Frontier seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price
Selection Process:	approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-
capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process. Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

The Growth Equity Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): On February 11, 2020, the Portfolio Management Agreement between the Portfolio and Echo Street Capital Management LLC ("Echo Street") were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1. The following replaces the "Investment Subadvisers" section on page 18 of the Prospectus with respect to the Portfolio:

Investment Subadvisers

Cadence Capital Management LLC ("Cadence"), Echo Street Capital Management LLC ("Echo Street"), Frontier Capital Management Company, LLC ("Frontier"), Jennison Associates LLC ("Jennison"), Mellon Investments Corporation ("Mellon") and Parametric Portfolio Associates LLC ("Parametric") are the Specialist Managers for the Portfolio.

2. The following is added under the heading "Portfolio Managers" for the Portfolio (p.18):

Echo Street: Greg Poole has-managed the portion of the Portfolio allocated to Echo Street since February, 2020.

3.The following disclosure replaces the first paragraph of the Specialist Manager section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.133):

Specialist Managers. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Echo Street, Jennison and Parametric are currently responsible for implementing the active component of the Portfolio's investment strategy. The remaining portion of the Portfolio is managed using "passive" or "index" investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index or one or more identifiable subsets or other portions of that index. Cadence, Mellon and Parametric (Tax-Managed Custom Core Strategy) are currently responsible for implementing the passive component of the Portfolio's investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

4.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (page 133):

The Echo Street Investment Echo Street will pursue a long only investment strategy and will not engage in the short selling of

Selection Process:equity securities. Echo Street will generally hold equity securities from a universe of companies that, in the sole opinion of Echo Street, have certain preferable and/or advantageous characteristics. What makes a company eligible can vary and otherwise similar companies can and will differ with respect to their inclusion. As a general guideline, selected companies are likely to have, in Echo Street's judgment, two important characteristics:

1.an existing asset base that produces a consistent annuity stream and

2.a use of cash that is reasonably transparent and can be underwritten.

Other characteristics may include a cohesive management team that has been in place for many years, high insider ownership, excess capital and/or under-levered balance sheet, significant barriers to entry in its industry, pricing power and privileged reinvestment opportunities for its cash flow. There are no bright line tests nor is there any generally accepted list of eligible companies. Many of the characteristics listed above are opinions for which there can be reasonable disagreement. In addition, companies can become or cease to be eligible for inclusion as a result of any number of factors or judgments including, but not limited to, a change to the underlying economics or risks of the business or a change in the market environment.

Long-Term Investments. Echo Street attempts to invest in companies that, individually and collectively, create attractive long-term shareholder value. Therefore, Echo Street plans to evaluate the portion of the Portfolio that it manages with an appropriately long time horizon in mind with the goal of capturing long-term value creation rather than short term market dislocations.

Buy and Hold. Echo Street will generally employ a buy and hold strategy. Market conditions are likely to, at times, create impairments to the prices of the underlying securities in the portfolio. It is expected that Echo Street will view most of these impairments as temporary. By employing a buy and hold strategy, Echo Street is attempting to capture the long-term value creation it believes the companies in which it invests create.

Lower Turnover. The portion of the Portfolio managed by Echo Street is intended to have relatively low position turnover with an eye towards tax efficiency. Consequently, Echo Street will enter into brand new positions, add to current holdings or sell positions relatively infrequently. Echo Street generally considers selling a position when it becomes too expensive relative to Echo Street's assessment of fair value or to the extent Echo Street determines that its assessment of a company's quality and earnings power is at risk.

The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the "Portfolios") (From the Supplement dated February 11, 2020): In connection with the foregoing shareholder approval of the Echo Street, Frontier and Wellington Portfolio Management Agreements with regard to the respective Portfolios, the "Specialist Manager Guide" of the Prospectus is supplemented as follows:

1.With respect to The Value Equity Portfolio and The Institutional U.S. Equity Portfolio, the following replaces the first paragraph of Frontier Capital Management Company, LLC ("Frontier") section of the "Specialist Manager Guide" on page 202 of the Prospectus:

Frontier Capital Management Company, LLC ("Frontier") serves as a Specialist Manager for The Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio. Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Frontier had, as of December 31, 2019, approximately $13.9 billion in assets under management, of which approximately $6.5 billion represented assets of mutual funds. Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG). For its services to The Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2019, Frontier received fees of 0.45% of the average daily net assets of that portion of each of The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to Frontier. The term "Combined Assets" means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The

Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Frontier provides day-to-day portfolio management services.

2.With respect to The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio, the following is added as a new section entitled the "Echo Street Capital Management LLC ("Echo Street")," section of the "Specialist Manager Guide" on page 200 of the Prospectus:

Echo Street Capital Management LLC ("Echo Street") serves as Specialist Manager for each of The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio. Echo Street was established in 2002 and is a registered investment adviser. Echo Street had, as of June 30, 2019, approximately $5.38 billion in assets under management, of which approximately $0 represented assets of mutual funds. The address of Echo Street's principal headquarters is 10 E. 53rd Street, 32nd Floor, New York, NY 10022.

For its services with respect to the portion of The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio allocated to Echo Street from time to time, Echo Street receives from each Portfolio a fee based on the average daily net asset value of that portion of the respective Portfolio's assets managed by it, at the annual rate of 0.75% of the first $50 million of Combined Assets; 0.60% of the next $50 million of Combined Assets; 0.50% of the next $100 million of Combined Assets and 0.45% of Combined Assets in excess of $200 million. "Combined Assets" means the sum of the net assets of that portion of each of the Institutional Growth Equity, Value Equity and Growth Equity Portfolios allocated to Echo Street from time-to-time.

Greg Poole is responsible for making the day-to-day investment decisions for that portion of the Portfolios' assets assigned to Echo Street. Mr. Poole founded Echo Street in 2002 and serves as the Firm's Managing Partner and the Portfolio Manager of the Echo Street funds. He is responsible for all aspects of the Firm's investment process and risk management. Mr. Poole was the sole portfolio manager of the Goldman Sachs Waterside Opportunity Fund, a real estate focused long/short equity fund, for one year prior to launching Echo Street. Prior to that, he was the co-portfolio manager of the GS Real Estate Securities Fund, a mutual fund, from 2000- 2001. Mr. Poole began his career at Goldman Sachs in the Real Estate Principal Investment area in 1996. Mr. Poole graduated first in his class from the University of Western Ontario.

3.With respect to The Institutional U.S. Equity Portfolio, the following replaces the first three paragraphs under the Wellington

Management Company LLP ("Wellington Management") section of the "Specialist Manager Guide" on page 211 of the Prospectus:

Wellington Management Company LLP ("Wellington Management") serves as the Specialist Manager for The Institutional U.S. Equity Portfolio, The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2019, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,104 billion in assets.

Bradford D. Stoesser, Senior Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010 and The Institutional U.S. Equity Portfolio since February, 2020. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to each of The Institutional U.S. Equity Portfolio and The Real Estate Securities Portfolio, Wellington Management receives from each Portfolio a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Institutional Growth Equity Portfolio and The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2019, Wellington Management received a fee of 0.70% of the average daily net assets of The Real Estate Securities Portfolio.

The ESG Growth Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): On February 11, 2020, the Portfolio Management Agreement between the Trust and RBC Global Asset Management (UK) Limited ("RBC GAM") relating to the Portfolio was approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1.The Portfolio's fee table and expense example table disclosures on page 56 are revised and restated to reflect RBC GAM's management fee, effective February 11, 2020, assuming an allocation of: 75% to Mellon; 5% to Parametric's Liquidity Strategy; 0% to Parametric's Targeted Strategy; 20% to RBC GAM and 0% to Agincourt, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.26%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.13%
Total Annual Portfolio Operating Expenses ...................	0.39%
1 Year..........................................................................................		$40
3 Years ........................................................................................		$125
5 Years ........................................................................................		$219
10 Years ......................................................................................		$493

2.The following replaces the "Investment Subadvisers" section on page 57 of the Prospectus with respect to the Portfolio:

Agincourt Capital Management, LLC ("Agincourt"), Mellon Investments Corporation ("Mellon"), Parametric Portfolio Associates LLC ("Parametric") and RBC Global Asset Management (UK) Limited ("RBC GAM") are the Specialist Managers for the Portfolio.

3. The following is added to the "Portfolio Managers" section for the Portfolio (p.57):

RBC GAM: Habib Subjally has managed the portion of the Portfolio allocated to RBC GAM since February, 2020.

4.The following disclosure replaces the first paragraph of the Specialist Manager section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.147):

Currently, four Specialist Managers have been retained to provide day-to-day portfolio management services to the Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

5.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.148):

The RBC GAM Investment The RBC Global Equity team seeks to achieve their investment objective by primarily investing in

Selection Process:equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the strategy will invest at least 40% of its total assets in countries other than the United States.

The RBC Global Equity team uses a competitive dynamics assessment which considers a company's business model, opportunity to take market share, access to growing end-markets, strength of management team, and fundamental valuation. The RBC Global Equity team uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom-up fundamental stock selection. The RBC Global Equity team takes environmental, social and governance ("ESG") factors into account in making investment decisions.

6.The following is added to the "RBC Global Asset Management (UK) Limited ("RBC GAM")" section under the "Specialist Manager Guide" on page 210:

For its services with respect to the portion of The ESG Growth Portfolio allocated to RBC GAM from time to time, RBC GAM receives a fee calculated at an annual rate of 0.55% the first $50 million of the average daily net assets of The ESG Growth Portfolio; 0.50% of the next $50 million; and 0.45% of the average daily net assets in excess of $100 million.

Habib Subjally is the Head of the RBC Global Equity team in London and lead manager for the RBC Global Equity team of 11 global equity specialists (sector, portfolio and risk management) and has more than 20 years of industry experience. Before joining RBC Global Asset Management in 2014, Habib and his team spent eight years together at First State managing Global equities. Previously, Habib was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers where he was Head of North American and Global equities research and Manager of the Mercury Global Titans Fund. Habib is a Certified Chartered Accountant and holds the ASIP designation with the CFA Society of the U.K. He holds a BSc (Hons) from the London School of Economics.

The Institutional Growth Equity Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio's name to "The Institutional U.S. Equity Portfolio", effective February 10, 2020, (ii) approved Portfolio Management Agreements (each a "Proposed Agreement") engaging Frontier Capital Management Company, LLC ("Frontier"), Wellington Management Company, LLP ("Wellington") and Echo Street Capital Management LLC ("Echo Street") as additional Specialist Managers ("Proposed Specialist Managers") to manage portions of the assets of the Portfolio, (iii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio and (iv) approved changes to the Portfolio's principal strategies as set forth below, effective February 10, 2020. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier, Wellington and Echo Street. Accordingly, the Prospectus is supplemented as follows:

1.Effective February 10, 2020, the following revises and replaces the Principal Investment Strategies section of the Portfolio on page 19:

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio's permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income- producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Portions of the Portfolio will be managed using a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index, another U.S. equity index or, from time to time, one or more identifiable subsets or other portions of such indices. Additionally, portions of the Portfolio may also be managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser ("Specialist Manager"). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2.Effective February 10, 2020, the paragraphs entitled "Growth Investing Risk" and "Mid Cap Risk" under the heading "Principal Investment Risks" for the Portfolio on page 21 are deleted in their entirety and the following paragraphs are added under the heading "Principal Investment Risks" for the Portfolio on pages 21 and 22:

With respect to "Equity Risks":

•Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

With respect to "Foreign Investment Risks":

•Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

Real Estate Investing Risk.

•Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio's distributions to be taxable as ordinary income.

With respect to "Fixed Income Risk":

•• Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage- backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•High Yield Bond Risk – High yield bonds, commonly referred to as "junk bonds," are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

With respect to "Risks Associated with investments in Derivatives":

•Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps.

The Value Equity Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved Portfolio Management Agreements (each a "Proposed Agreement") engaging Frontier and Echo Street as additional Specialist Managers ("Proposed Specialist Managers") to manage portions of the assets of the Portfolio; and (ii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier and Echo Street.

The Growth Equity Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the "Proposed Agreement") engaging Echo Street as an additional Specialist Manager ("Proposed Specialist Manager") to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for Echo Street.

The ESG Growth Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the "Proposed Agreement") engaging RBC Global Asset Management ("RBC") as an additional Specialist Manager ("Proposed Specialist Manager") to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for RBC.

The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board approved an amendment to the Agreement between the Trust and Mellon Investments Corporation ("Mellon") with respect to each Portfolio that provided for a change in the management fee payable to Mellon. Accordingly, the Mellon compensation disclosures in the Prospectus, and each Portfolio's fee table and expense example table disclosures are revised to reflect the revised management fee payable to Mellon, effective December 11, 2019 as follows:

1. The following replaces the ESG Growth Portfolio Fee Table and Expense Example- page 52:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.17%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.13%
Total Annual Portfolio Operating Expenses ...................	0.30%
1 Year..........................................................................................		$31
3 Years ........................................................................................		$97
5 Years ........................................................................................		$169
10 Years ......................................................................................		$381

2. The following replaces the Catholic SRI Growth Portfolio Fee Table and Expense Example- page 58:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.15%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.23%
Total Annual Portfolio Operating Expenses ...................	0.38%
1 Year..........................................................................................		$39
3 Years ........................................................................................		$122
5 Years ........................................................................................		$213
10 Years ......................................................................................		$480

3.The following replaces the first full paragraph in the "Mellon Investments Corporation ("Mellon")" section under the "Specialist Manager Guide" on page 204:

For its services to the ESG Growth Portfolio and Catholic SRI Growth Portfolio, Mellon receives, effective December 11, 2019, a fee of 0.10% of the average daily net assets of that portion of the assets of each Portfolio managed by it; Prior to December 11, 2019, Mellon received a fee of 0.16%, however, this fee was being voluntarily waived to 0.10% of the average daily net assets of that portion of the assets of each Portfolio managed by Mellon. Mellon received during the fiscal year ended June 30, 2019, a fee of 0.16% of the assets of each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio respectively allocated to Mellon.

The International Equity Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): Effective December 31, 2019, each of Cadence Capital Management LLC ("Cadence") and Causeway Capital Management LLC ("Causeway"), no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees. Accordingly, effective December 31, 2019, the Prospectus is supplemented as shown below with references to Cadence and Causeway deleted entirely.

1. The following replaces the "Investment Subadvisers" section of the Prospectus on page 68:

Investment Subadvisers

Artisan Partners Limited Partnership ("Artisan Partners"), City of London Investment Management Company Limited ("CLIM"), Mellon Investments Corporation ("Mellon") and Parametric Portfolio Associates LLC ("Parametric") are the Specialist Managers for the Portfolio.

2.Each of the "Cadence" and "Causeway" sections is each deleted in its entirety under the "Portfolio Managers" section on page 68 of the Prospectus.

3.Each of the "Cadence Investment Selection Process" and "Causeway Investment Selection Process" sections is deleted in its entirety under "More Information About Fund Investments and Risks" on page 151. Additionally, references to Cadence and Causeway in the first paragraph under "The International Equity Portfolio; Specialist Managers" on page 150 is each deleted in its entirety.

4.References to Cadence and Causeway under "More Information About Fund Investments and Risks: Advisory Services- Specialist

Managers" on page 182 is each deleted in its entirety.

5.Each of the "Cadence Capital Management LLC " (page 197) and "Causeway Capital Management LLC" (page 198) sections is deleted in its entirety under "Specialist Manager Guide".

6. The following replaces the Portfolio's Fee Table and Expense Example on page 64:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.25%
Specialist Managers")* ..............................................
Other Expenses ...............................................................	0.10%
Total Annual Portfolio Operating Expenses ...................	0.35%
1 Year..........................................................................................		$36
3 Years ........................................................................................		$113
5 Years ........................................................................................		$197
10 Years ......................................................................................		$443

*Management fee as restated is based on estimated allocation among the Portfolio's Specialist Managers following termination of two Specialist Managers.

The Commodity Returns Strategy Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): Effective December 31, 2019, Wellington no longer manages as a portion the Portfolio's assets related to securities issued by natural resources companies in commodity-related industries pursuant to notice of termination by the Trust, on behalf of the Board of Trustees. Accordingly, effective December 31, 2019, the Prospectus is supplemented as shown below:

1.The following replaces the "Wellington Management Investment Selection Process" under the "More Information About Fund Investments and Risks" section of the Prospectus on pages 146-147:

The Wellington Management	The "Commodity Strategy" employed by Wellington Management will be implemented
Investment Selection	primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management
Process:	invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity's historical price range.
On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer's outlook for a commodity.
The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

2.The following replaces the last paragraph of the "Wellington Management Company LLP" section on page 211 under the "Specialist Manager Guide":

For its services to The Commodity Returns Strategy Portfolio with respect to assets managed in the Commodity strategy, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio's assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2019, Wellington Management received a fee of 0.75% of the average daily net assets of The Commodity Returns Strategy Portfolio's Commodity strategy.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019): The Prospectus disclosure is revised and restated to reflect the removal of William Cazalet from, and with respect to The Commodity Returns Strategy Portfolio, the addition of Chris Yao and Adam Logan to, the Mellon portfolio management team as follows:

1.The following replaces the "Factor Strategy" and "U.S. MultiFactor Strategy" subsections in the "Portfolio Managers" section of Mellon Investments Corporation ("Mellon"), regarding each of The Value Equity Portfolio (page 6), The Institutional Value Equity

Portfolio (page 12), The Growth Equity Portfolio (page 18) and The Institutional Growth Equity Portfolio (page 25) of the Prospectus:

Mellon ("Factor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's Factor Strategy since January, 2018.

Mellon ("U.S. MultiFactor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's US Multi- Factor Strategy since December, 2018.

2.The following replaces the "Factor Strategy" subsection in the "Portfolio Managers" section of Mellon, regarding The Small

Capitalization - Mid Capitalization Equity Portfolio (page 31) and The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (page 37) of the Prospectus:

Mellon ("Factor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's Factor Strategy since January, 2018.

3.The following replaces the "Portfolio Managers" section of Mellon, regarding The Real Estate Securities Portfolio (page 43), The

International Equity Portfolio (page 68), The Institutional International Equity Portfolio (page 73) and The Emerging Markets Portfolio (page 79) of the Prospectus:

Mellon: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon since August, 2013.

4.The following replaces the "Portfolio Managers" section of Mellon, regarding The Commodity Returns Strategy Portfolio (page 51) of the Prospectus:

Mellon: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon since August, 2013 and Adam Logan and Chris Yao have co-managed the portion of the Portfolio allocated to Mellon since December, 2019.

5.The following replaces the "Portfolio Managers" section of Mellon, regarding The ESG Growth Portfolio (page 57) and The

Catholic SRI Growth Portfolio (page 63) of the Prospectus:

Mellon: Karen Wong, CFA has co-managed the portion of the Portfolio allocated to Mellon since its inception. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to Mellon since January 2018.

6.The following replaces the first full paragraph under "Mellon Investments Corporation ("Mellon")" in the section "Specialist Manager Guide" on page 205 of the Prospectus:

The Portfolio Manager for The Value Equity Portfolio (the Index Strategy), The Institutional Value Equity Portfolio (the Index Strategy), The Growth Equity Portfolio (the Index Strategy), The Institutional Growth Equity Portfolio (the Index Strategy), The Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy), and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) is Karen Wong. The Portfolio Manager for The Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), The Institutional Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), The Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), The Institutional Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), The Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) is Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

7.The following paragraphs replace the paragraph describing William Cazalet in the "Mellon Investments Corporation ("Mellon")" section of the "Specialist Manager Guide" and will follow the paragraph describing Peter Goslin on page 205 of the Prospectus:

Adam T. Logan, CFA is a senior multi-factor equity portfolio manager at Mellon, responsible for domestic portfolios with a focus on mid cap strategies. Prior to joining the firm in August 1998, Adam was an analyst in Mellon Financial Corporation's finance department. He has been in the investment industry since 1998. Adam earned a BA in finance from Westminster College and an MBA in finance from the University of Pittsburgh. He holds the CFA® designation and is a member of the CFA Society Pittsburgh and the CFA Institute.

Chris Yao, CFA is the head of quantitative equity research at Mellon. He is responsible for the oversight of the firm's quantitative equity research for the multi-factor and quantitative stock selection strategies in both developed and emerging equity markets. He is also a portfolio manager for several multi-factor, international and emerging market equity strategies. Chris works closely with the firm's fundamental research and portfolio management teams to harness in-house and external data intelligence, provide data and investment tools and analytics, advise on portfolio optimization and construction. He also develops proprietary models that blend fundamental insights with quantitative techniques. Before joining the firm in March 2006, Chris was a quantitative researcher at Starmine, now part of Refinitiv (formerly Thomson Reuters). Prior to that, he was a risk analyst at HSBC North America and a senior corporate finance analyst at Shanghai Pudong Development Bank in China. Chris is a member of CFA Institute. He received a BS in International Business from Shanghai University, China and an MBA in finance from the University of Illinois at Urbana-Champaign.

All references to William Cazalet are hereby removed.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio

,The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II

Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019):

The prospectus is supplemented to reflect the correction of Akhil Jain's last name in the Investment Adviser's portfolio managers for each of the Portfolios as shown in (i) the "Portfolio Managers" section of the Investment Adviser of the respective pages, regarding The Value Equity Portfolio (page 6), The Institutional Value Equity Portfolio (page 12), The Growth Equity Portfolio (page 18), The Institutional Growth Equity Portfolio (page 25), The Small Capitalization—Mid Capitalization Equity Portfolio (page 31), The Institutional Small Capitalization—Mid Capitalization Equity Portfolio (page 37), The Real Estate Securities Portfolio (page 43), The Commodity Returns Strategy Portfolio (page 51), The ESG Growth Portfolio (page 57), The Catholic SRI Growth Portfolio (page 63), The International Equity Portfolio (page 68), The Institutional International Equity Portfolio (page 73), The Emerging Markets Portfolio (page 79), The Core Fixed Income Portfolio (page 86), The Fixed Income Opportunity Portfolio (page 93), The U.S. Government Fixed Income Securities Portfolio (page 97), The Inflation Protected Securities Portfolio (page 102), The U.S. Corporate Fixed Income Securities Portfolio (page 107), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (page 113), The Short-Term Municipal Bond Portfolio (page 118), The Intermediate Term Municipal Bond Portfolio (page 123) and The Intermediate Term Municipal Bond II Portfolio (page 128) of the Prospectus and (ii) the "Advisory Services" subsection of the section "Additional Information" on page 180 of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is April 16, 2020

The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (the "Portfolios") and The Institutional U.S. Equity Portfolio (the "Acquiring Portfolio"): At a shareholder meeting held on April 16, 2020, shareholders of each Portfolio approved a Plan of Reorganization which involves a transfer of substantially all of the assets of each of the Portfolios (the "Reorganization") to the Acquiring Portfolio in exchange for shares of a corresponding class of the Acquiring Portfolio; the distribution of such shares of a corresponding class of the Acquiring Portfolio to the shareholders of each of the Portfolios; and the liquidation and termination of each of the Portfolios. The Reorganization is scheduled to become effective May 4, 2020. As a result of the Reorganization, effective April 16, 2020, shares of each Portfolio are no longer available for purchase.

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The Institutional Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio , The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the "Portfolios") (From the Supplement Dated April 14, 2020): The prospectus is supplemented to reflect the revised and restated disclosures and additional disclosures regarding options strategies for each Portfolio and applicable section as shown below:

1.The Institutional Value Equity Portfolio

Page 2-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A "value investor" seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.4 billion and $35.5 billion would likely be included in the "mid cap" range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 4- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging

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or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 91- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in commercial paper.

2.The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio)

Page 8-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio's permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income- producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in

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securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 10- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

4

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 93- "More Information About Fund Investments and Risks"- 1st and 2nd paragraphs are deleted and replaced by:

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

3.The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Page 14-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small- capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" and/or "mid cap" issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of July 31, 2019, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $152.3 million and $35.5 billion.

Page 15- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

5

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 95- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments

6

may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

4.The Real Estate Securities Portfolio

Page 19-"Principal Investment Strategies"-2nd paragraph is deleted and replaced by:

Consistent with its investment style, the Portfolio's Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 22- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" and additional subparagraphs "Options Risk" and "Options Writing Strategy Risk":

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

7

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 96- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Consistent with its investment style, the Portfolio's Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that suc h derivative instruments have economic characteristics similar to those of equity securities.

5.The Commodity Returns Strategy Portfolio

Page 25-"Principal Investment Strategies"-2nd paragraph is deleted and replaced by:

The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries' derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 29- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital

8

or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 99- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio may seek exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the "Act"). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries' derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.The other strategy (the "Commodity Strategy") employed by Wellington Management will be implemented primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity's historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

6.The ESG Growth Portfolio

Page 33-"Principal Investment Strategies"-3rd paragraph is deleted and replaced by:

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The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad -based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 36- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains

10

the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 102- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Under the supervision of the Adviser, environmental, social and governance criteria ("ESG Factors) will be integrated into the Portfolio's security selection process through the application of non-financial criteria ("ESG Screens"). The ESG Screens used by the Portfolio are determined with the use of third party data and ESG rating agencies which take into account a company's performance around environmental, social and corporate governance practices. These may include (but are not limited to) such themes as climate change, resource efficiency, labor standards, product and service safety, community engagement, board policies, and corporate structure. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. Additionally, the Portfolio's ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Adviser's opinion ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad- based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

7.The Catholic SRI Growth Portfolio

Page 39-"Principal Investment Strategies"-4th paragraph is deleted and replaced by:

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 42- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection-is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more

11

difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 104- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio seeks to achieve its objective subject to emphasizing socially responsible investments, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities. In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including, but not limited to, derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds ("ETFs") and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization. The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or "junk bonds," structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents. The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or

12

exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

8.The Institutional International Equity Portfolio

Page 45-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio's net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 47- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee,

13

gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 105- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving "derivative instruments" – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

9.The Emerging Markets Portfolio

Page 50-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio's net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index ("MSCI EM Index") countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio's management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of

14

business in countries that have a developing or emerging economy or securities market. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange- traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 53- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance

15

of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 108- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio's equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment. Consistent with their investment styles, the Portfolio's Specialist Managers may also use instruments such as option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

10.The Core Fixed Income Portfolio

Page 56-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies ("Baa" or higher by Moodys, "BBB" or higher by Standard & Poor's) or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following:

(1)investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities ("junk bonds") as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Aggregate Bond Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Aggregate Bond Index as of June 30, 2019 was 7.87 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the

SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 59- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

16

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 110- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies ("Baa" or higher by Moodys, "BBB" or higher by Standard & Poor's) or are, in the view of the Specialist Manager, deemed to be of comparable quality. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities ("junk bonds") as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the

17

effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Aggregate Bond Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Aggregate Bond Index as of June 30, 2019 was 7.87 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.The Portfolio may also invest in commercial paper.

11.The Fixed Income Opportunity Portfolio

Page 63-"Principal Investment Strategies"-3rd paragraph is deleted and replaced by:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 67- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

18

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 111- "More Information About Fund Investments and Risks"- 3rd paragraph is deleted and replaced by:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

12.The U.S. Government Fixed Income Securities Portfolio

Page 70-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in which the Portfolio may invest include bonds, notes and certificates of deposit. These may include securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government. In general the portfolio will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Bloomberg Barclays U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Bloomberg Barclays U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Bloomberg Barclays U.S. Government Index, or to approximate the exposure to cash in the Bloomberg Barclays U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the

19

Bloomberg Barclays U.S. Government Index, which was 7.80 years as of June 30, 2019. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 71- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

20

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 114- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio's principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial. Investments in options or futures contracts may also be made in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in commercial paper.

13.The Inflation Protected Securities Portfolio

Page 74-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities ("junk bonds"). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index ("Barclays US TIPS Index"), which range, as of June 30, 2019, was between 1 and 29 years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2019 was 8.14 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio's investments in non-U.S. governments and corporations may include securities issued in emerging markets countries. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 76- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount

21

invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 114- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

Up to 20% of the total assets of the Portfolio may be invested in income-producing securities other than inflation-indexed securities, such as corporate debt obligations, U.S. government and agency bonds, short-term fixed income investments, commercial paper and mortgage dollar rolls. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

22

14.The U.S. Corporate Fixed Income Securities Portfolio

Page 79-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Corporate Investment Grade Index, which range, as of June 30, 2019, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Corporate Investment Grade Index as of June 30, 2019 was 11.19 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange- traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Page 81- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives" subsection is added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

23

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 115- "More Information About Fund Investments and Risks"- 1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Corporate Index. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, commercial paper, preferred stock and trust preferred/capital notes. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

15.The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Page 84-"Principal Investment Strategies"-1st paragraph is deleted and replaced by:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests predominantly in publicly issued, investment grade U.S. mortgage and asset backed securities and, in general, seeks to maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), stripped mortgage-backed securities ("SMBS"), project loans, construction loans, and adjustable rate mortgages. Income from MBS, ABS, CMO, REMIC and SMBS investments of the Portfolio will be taxed as ordinary income when distributed to shareholders unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by

24

a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Securitized Index, which has a weighted average maturity of 4.94 years as of June 30, 2019 and can vary between 1 and 26 years.

Page 87- "Principal Investment Risks"/"Risks Associated with Investments in Derivatives"-subparagraphs "General Derivative Risks" and "Derivatives Tax Risk" are deleted and replaced below and subparagraphs "Options Risk" and "Options Writing Strategy Risk" are added:

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and

(iv)cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the

Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

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Options Writing Strategy Risk - if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Page 116- "More Information About Fund Investments and Risks"- 2nd paragraph is deleted and replaced by:

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio's assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.The Portfolio may also invest in commercial paper.

16.All Portfolios

Pages 125-126-"More Information About Fund Investments and Risks"-paragraph "About Derivative Strategies" is deleted and replaced by:

About Derivative Strategies. A Specialist Manager may, but is not obligated to, use certain strategies ("Derivative Strategies") on behalf of a Portfolio in order to hedge against investment risks, to seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. Each Portfolio, except with respect to The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Municipal Bond II Portfolio, may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. A Portfolio will sell only "covered" call and put options. Generally, a written call option is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option (or, in the case of options on an index substitute, owns an equivalent number of shares of the index substitute as those subject to the call). Generally, a written put option similarly is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option. The Portfolio may also cover its options positions to the extent otherwise permitted by federal securities laws.

In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may also use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, The Institutional International Equity, Emerging Markets, Commodity Returns Strategy and Inflation Protected Securities Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Commodity Returns Strategy Portfolio, The Institutional

26

Growth Portfolio, The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular "notional amount" of underlying instrument. Payments may be based on currencies, interest rates, securities indexes, commodity indexes or other reference rates. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, "Derivative Instruments") must be consistent with a Portfolio's investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). . No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio employing such Derivative Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Also, if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options. Suitable derivative transactions may not be available in all circumstances. Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Leverage may be created when an investment exposes a Portfolio to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Portfolio and make the Portfolio's share price more volatile, a shareholder's investment in the Portfolio may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio's investments. Further, the use of leverage may require the Portfolio to maintain assets as "cover," maintain segregated asset accounts, or make margin payments, which might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Portfolio's taxable income or gains. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Page 135-"Federal Taxes"- 4th paragraph under "Portfolio Distributions" is deleted and replaced by:

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The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). Derivative contracts, including options, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Please see the " DIVIDENDS, DISTRIBUTIONS AND TAXES " section of the SAI for additional explanation on these special tax rules.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio , The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, (the "Portfolios") (From the Supplement Dated April 14, 2020): The Prospectus is supplemented to reflect the following revised and restated disclosures with respect to "Market Risk" for the Portfolios as shown in the subsection "About Other Permitted Investments" under the "More Information About Fund Investments and Risks" section of the Prospectus (page 126):

Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the "Portfolios") (From the Supplement Dated March 11, 2020): At a meeting held on March 10, 2020, the Board of Trustees (the "Board") for HC Capital Trust (the "Trust") approved an amended and restated Portfolio Management Agreement between the Trust and and City of London Investment Management Company Limited ("CLIM") with respect to each Portfolio that provided for, among other things, a change in the frequency with which management fees are paid to CLIM. Accordingly, the following replaces the second paragraph of the City of London Investment Management Company Limited ("CLIM") section of the "Specialist Manager Guide" on page 145 of the Prospectus:

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable monthly, based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40%
thereafter*
The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**
The Fixed Income Opportunity Portfolio	0.45%

*For the Institutional International Equity Portfolio, "Combined Assets" shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**For The Emerging Markets Portfolio, "Combined Assets" shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

The Emerging Markets Portfolio (the "Portfolio") (From the Supplement Dated March 11, 2020): At a meeting held on March 10, 2020, the Board approved a Portfolio Management Agreement (the "Proposed Agreement") engaging XY Investments (HK) Ltd ("XY") and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on April 30, 2020 for the purpose of approving the Proposed Agreement.

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The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio) (the "Portfolio") (From the Supplement Dated February 11, 2020): Effective February 10, 2020, all references to The Institutional Growth Equity Portfolio in the Prospectus are revised and restated as The Institutional U.S. Equity Portfolio. On February 11, 2020, the Portfolio Management Agreements between the Portfolio and each of the respective Specialist Managers, Frontier Capital Management Company, LLC ("Frontier"), Wellington Management Company LLP ("Wellington") and Echo Street Capital Management LLC ("Echo Street") were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1.The Portfolio's fee table and expense example table disclosures on page 8 are revised and restated to reflect the management fees, effective February 11, 2020 assuming an allocation of: 0% to Cadence; 17% to Echo Street; 0% to Frontier; 13% to Jennison; 55% to

Mellon's Index Strategy; 9% to Mellon's Factor Strategy; 0% to Mellon's U.S. MultiFactor Strategy; 0% to PIMCO's RAFI U.S. Multifactor Strategy; 0% to PIMCO's Enhanced Index Strategy; 4% to Parametric's Liquidity Strategy; 0% to Parametric's Defensive Equity Strategy; 1% to Parametric's Targeted Strategy; 0% to Wellington and 1% to HC Capital Solutions, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.22%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.07%
Total Annual Portfolio Operating Expenses ...................	0.29%
1 Year..........................................................................................		$30
3 Years ........................................................................................		$93
5 Years ........................................................................................		$163
10 Years ......................................................................................		$368

2. The following replaces the "Investment Subadvisers" section on page 13 of the Prospectus with respect to the Portfolio:

Investment Subadvisers

Cadence Capital Management LLC ("Cadence"), Echo Street Capital Management LLC ("Echo Street"), Frontier Capital Management Company, LLC ("Frontier"), Jennison Associates LLC ("Jennison"), Mellon Investments Corporation ("Mellon"), Parametric Portfolio Associates LLC ("Parametric"), Pacific Investment Management Company LLC ("PIMCO") and Wellington Management Company LLP ("Wellington Management") are the Specialist Managers for the Portfolio.

3.The following is added under the heading "Portfolio Managers" for the Portfolio (p.13):

Echo Street: Greg Poole has-managed the portion of the Portfolio allocated to Echo Street since February, 2020.

Frontier: Michael A. Cavarretta, CFA, Andrew B. Bennett, CFA and Peter G. Kuechle have co-managed the portion of the Portfolio allocated to Frontier since February, 2020.

Wellington Management: Bradford D. Stoesser has managed the portion of the Portfolio allocated to Wellington Management since February, 2020.

4.The following disclosure is revised and restated under the section "More Information About Fund Investments and Risks" with respect to the Portfolio (p.93):

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

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Specialist Managers. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Echo Street, Frontier, Jennison, Parametric, PIMCO and Wellington Management are currently responsible for implementing the active component of the Portfolio's investment strategy. The remaining portion of the Portfolio is managed using "passive" or "index" investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index or one or more identifiable subsets or other portions of that index (see "Fund Management," included later in this Prospectus). Cadence and Mellon are currently responsible for implementing the passive component of the Portfolio's investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

5.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (page 93):

The Echo Street Investment Echo Street will pursue a long only investment strategy and will not engage in the short selling of

Selection Process:equity securities. Echo Street will generally hold equity securities from a universe of companies that, in the sole opinion of Echo Street, have certain preferable and/or advantageous characteristics. What makes a company eligible can vary and otherwise similar companies can and will differ with respect to their inclusion. As a general guideline, selected companies are likely to have, in Echo Street's judgment, two important characteristics:

1.an existing asset base that produces a consistent annuity stream and

2.a use of cash that is reasonably transparent and can be underwritten.

Other characteristics may include a cohesive management team that has been in place for many years, high insider ownership, excess capital and/or under-levered balance sheet, significant barriers to entry in its industry, pricing power and privileged reinvestment opportunities for its cash flow. There are no bright line tests nor is there any generally accepted list of eligible companies. Many of the characteristics listed above are opinions for which there can be reasonable disagreement. In addition, companies can become or cease to be eligible for inclusion as a result of any number of factors or judgments including, but not limited to, a change to the underlying economics or risks of the business or a change in the market environment.

Long-Term Investments. Echo Street attempts to invest in companies that, individually and collectively, create attractive long-term shareholder value. Therefore, Echo Street plans to evaluate the portion of the Portfolio that it manages with an appropriately long time horizon in mind with the goal of capturing long-term value creation rather than short term market dislocations.

Buy and Hold. Echo Street will generally employ a buy and hold strategy. Market conditions are likely to, at times, create impairments to the prices of the underlying securities in the portfolio. It is expected that Echo Street will view most of these impairments as temporary. By employing a buy and hold strategy, Echo Street is attempting to capture the long-term value creation it believes the companies in which it invests create.

Lower Turnover. The portion of the Portfolio managed by Echo Street is intended to have relatively low position turnover with an eye towards tax efficiency. Consequently, Echo Street will enter into brand new positions, add to current holdings or sell positions relatively infrequently. Echo Street generally considers selling a position when it becomes too expensive relative to Echo Street's assessment of fair value or to the extent Echo Street determines that its assessment of a company's quality and earnings power is at risk.

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The Frontier Investment	Frontier seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price
Selection Process:	approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-
capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process. Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.
The Wellington Management	Wellington Management attempts to provide attractive long-term total return by investing in
Investment Selection Process:	companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.
Individual company research begins by reviewing the quality, depth, and strategy of management.
Wellington Management evaluates management's ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:
• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.
• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.
• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.
• Attractive relative valuations between the public and private markets in terms of
(1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market to anticipate the impact of those dynamics on real estate companies.

Sell criteria. Wellington Management will consider selling a position when: a better opportunity exists on a risk-adjusted basis; price to net asset value is unattractive (subject to public/private market arbitrage), or security becomes fully priced on other valuation metrics (price to free cash flow growth plus dividend, IRR, dividend discount); management disappoints; fundamental trends of a company's underlying assets are deteriorating; or company lacks further catalysts which will drive cash flow and/or NAV growth.

The Institutional U.S. Equity Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): In connection with the foregoing shareholder approval of the Echo Street, Frontier and Wellington Portfolio Management Agreements with regard to the Portfolio, the "Specialist Manager Guide" of the Prospectus is supplemented as follows:

1.The following replaces the first paragraph of Frontier Capital Management Company, LLC ("Frontier") section of the "Specialist Manager Guide" on page 147 of the Prospectus:

Frontier Capital Management Company, LLC ("Frontier") serves as a Specialist Manager for The Institutional U.S. Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio. Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Frontier had, as of

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December 31, 2019, approximately $13.9 billion in assets under management, of which approximately $6.5 billion represented assets of mutual funds. Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG). For its services to The Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended

June 30, 2019, Frontier received fees of 0.45% of the average daily net assets of that portion of each of The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to Frontier. The term "Combined Assets" means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Frontier provides day-to-day portfolio management services.

2.The following is added as a new section entitled the "Echo Street Capital Management LLC ("Echo Street")," section of the "Specialist Manager Guide" on page 147 of the Prospectus:

Echo Street Capital Management LLC ("Echo Street") serves as Specialist Manager for The Institutional U.S. Equity Portfolio. Echo Street was established in 2002 and is a registered investment adviser. Echo Street had, as of June 30, 2019, approximately

$5.38 billion in assets under management, of which approximately $0 represented assets of mutual funds. The address of Echo Street's principal headquarters is 10 E. 53rd Street, 32nd Floor, New York, NY 10022.

For its services with respect to the portion of The Institutional U.S. Equity Portfolio allocated to Echo Street from time to time, Echo Street receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at the annual rate of 0.75% of the first $50 million of Combined Assets; 0.60% of the next $50 million of Combined Assets; 0.50% of the next

$100 million of Combined Assets and 0.45% of Combined Assets in excess of $200 million. "Combined Assets" means the sum of the net assets of that portion of each of The Institutional Growth Equity, Value Equity and Growth Equity Portfolios allocated to Echo Street from time-to-time.

Greg Poole is responsible for making the day-to-day investment decisions for that portion of the Portfolios' assets assigned to Echo Street. Mr. Poole founded Echo Street in 2002 and serves as the Firm's Managing Partner and the Portfolio Manager of the Echo Street funds. He is responsible for all aspects of the Firm's investment process and risk management. Mr. Poole was the sole portfolio manager of the Goldman Sachs Waterside Opportunity Fund, a real estate focused long/short equity fund, for one year prior to launching Echo Street. Prior to that, he was the co-portfolio manager of the GS Real Estate Securities Fund, a mutual fund, from 2000- 2001. Mr. Poole began his career at Goldman Sachs in the Real Estate Principal Investment area in 1996. Mr. Poole graduated first in his class from the University of Western Ontario.

3.The following replaces the first three paragraphs under the Wellington Management Company LLP ("Wellington Management") section of the "Specialist Manager Guide" on page 156 of the Prospectus:

Wellington Management Company LLP ("Wellington Management") serves as the Specialist Manager for The Institutional U.S. Equity Portfolio, The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2019, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,104 billion in assets.

Bradford D. Stoesser, Senior Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010 and The Institutional U.S. Equity Portfolio since February, 2020. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

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For its services to each of The Institutional U.S. Equity Portfolio and The Real Estate Securities Portfolio, Wellington Management receives from each Portfolio a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Institutional Growth Equity Portfolio and The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2019, Wellington Management received a fee of 0.70% of the average daily net assets of The Real Estate Securities Portfolio.

The Institutional U.S. Equity Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Plan of Reorganization (the "Plan") which involves a transfer of substantially all of the assets of each of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (collectively, the "Target Portfolios") to the Portfolio subject to the approval of the shareholders of each of the Target Portfolios; and (ii) called a meeting of the shareholders, as of record date February 18, 2020, of the Targeted Portfolios scheduled to be held on April 16, 2020 for the purpose of approving the Plan.

The ESG Growth Portfolio (the "Portfolio") (From the Supplement dated February 11, 2020): On February 11, 2020, the Portfolio Management Agreement between the Trust and RBC Global Asset Management (UK) Limited ("RBC GAM") relating to the Portfolio was approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1.The Portfolio's fee table and expense example table disclosures on page 33 are revised and restated to reflect RBC GAM's management fee, effective February 11, 2020, assuming an allocation of: 75% to Mellon; 5% to Parametric's Liquidity Strategy; 0% to Parametric's Targeted Strategy; 20% to RBC GAM and 0% to Agincourt, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.26%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.13%
Total Annual Portfolio Operating Expenses ...................	0.39%
1 Year..........................................................................................		$40
3 Years ........................................................................................		$125
5 Years ........................................................................................		$219
10 Years ......................................................................................		$493

2. The following replaces the "Investment Subadvisers" section on page 38 of the Prospectus with respect to the Portfolio:

Agincourt Capital Management, LLC ("Agincourt"), Mellon Investments Corporation ("Mellon"), Parametric Portfolio Associates LLC ("Parametric") and RBC Global Asset Management (UK) Limited ("RBC GAM") are the Specialist Managers for the Portfolio.

3. The following is added to the "Portfolio Managers" section for the Portfolio (p.38):

RBC GAM: Habib Subjally has managed the portion of the Portfolio allocated to RBC GAM since February, 2020.

4.The following disclosure replaces the first paragraph of the Specialist Managers section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.103):

Currently, four Specialist Managers have been retained to provide day-to-day portfolio management services to the Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the "Specialist Manager Guide" included later in this Prospectus.

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5.The following is added to the "Specialist Managers" section under "More Information About Fund Investments and Risks" with respect to the Portfolio (p.103):

The RBC GAM Investment The RBC Global Equity team seeks to achieve their investment objective by primarily investing in

Selection Process:equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the strategy will invest at least 40% of its total assets in countries other than the United States. The RBC Global Equity team uses a competitive dynamics assessment which considers a company's business model, opportunity to take market share, access to growing end-markets, strength of management team, and fundamental valuation. The RBC Global Equity team uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom-up fundamental stock selection. The RBC Global Equity team takes environmental, social and governance ("ESG") factors into account in making investment decisions.

6.The following is added to the "RBC Global Asset Management (UK) Limited ("RBC GAM")" section under the "Specialist Manager Guide" on page 155:

For its services with respect to the portion of The ESG Growth Portfolio allocated to RBC GAM from time to time, RBC GAM receives a fee calculated at an annual rate of 0.55% the first $50 million of the average daily net assets of The ESG Growth Portfolio; 0.50% of the next $50 million; and 0.45% of the average daily net assets in excess of $100 million.

Habib Subjally is the Head of the RBC Global Equity team in London and lead manager for the RBC Global Equity team of 11 global equity specialists (sector, portfolio and risk management) and has more than 20 years of industry experience. Before joining RBC Global Asset Management in 2014, Habib and his team spent eight years together at First State managing Global equities. Previously, Habib was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers where he was Head of North American and Global equities research and Manager of the Mercury Global Titans Fund. Habib is a Certified Chartered Accountant and holds the ASIP designation with the CFA Society of the U.K. He holds a BSc (Hons) from the London School of Economics.

The Institutional Growth Equity Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio's name to "The Institutional U.S. Equity Portfolio", effective February 10, 2020, (ii) approved Portfolio Management Agreements (each a "Proposed Agreement") engaging Frontier Capital Management Company, LLC ("Frontier"), Wellington Management Company, LLP ("Wellington") and Echo Street Capital Management LLC ("Echo Street") as additional Specialist Managers ("Proposed Specialist Managers") to manage portions of the assets of the Portfolio, (iii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio and (iv) approved changes to the Portfolio's principal strategies as set forth below, effective February 10, 2020. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier, Wellington and Echo Street. Accordingly, the Prospectus is supplemented as follows:

1.Effective February 10, 2020, the following revises and replaces the Principal Investment Strategies section of the Portfolio on page 8:

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio's permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt ("junk bonds"). These income- producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in

35

securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio's Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Portions of the Portfolio will be managed using a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index, another U.S. equity index or, from time to time, one or more identifiable subsets or other portions of such indices. Additionally, portions of the Portfolio may also be managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser ("Specialist Manager"). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2.Effective February 10, 2020, the paragraphs entitled "Growth Investing Risk" and "Mid Cap Risk" under the heading "Principal Investment Risks" for the Portfolio on page 9 are deleted in their entirety and the following paragraphs are added under the heading "Principal Investment Risks" for the Portfolio on pages 9 and 10:

With respect to "Equity Risks":

•Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

With respect to "Foreign Investment Risks":

•Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

Real Estate Investing Risk.

•Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio's distributions to be taxable as ordinary income.

With respect to "Fixed Income Risk":

•• Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage- backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

36

•Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•High Yield Bond Risk – High yield bonds, commonly referred to as "junk bonds," are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

With respect to "Risks Associated with investments in Derivatives":

•Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps.

The ESG Growth Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the "Proposed Agreement") engaging RBC Global Asset Management ("RBC") as an additional Specialist Manager ("Proposed Specialist Manager") to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for RBC.

The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019): At a meeting held on December 10, 2019, the Board approved an amendment to the Agreement between the Trust and Mellon Investments Corporation ("Mellon") with respect to each Portfolio that provided for a change in the management fee payable to Mellon. Accordingly, the Mellon compensation disclosures in the Prospectus, and each Portfolio's fee table and expense example table disclosures are revised to reflect the revised management fee payable to Mellon, effective December 11, 2019 as follows:

1. The following replaces the ESG Growth Portfolio Fee Table and Expense Example- page 33:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.17%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.13%
Total Annual Portfolio Operating Expenses ...................	0.30%
1 Year..........................................................................................		$31
3 Years ........................................................................................		$97
5 Years ........................................................................................		$169
10 Years ......................................................................................		$381

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2. The following replaces the Catholic SRI Growth Portfolio Fee Table and Expense Example- page 39:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among
Specialist Managers, see "Advisory Services –	0.15%
Specialist Managers") ................................................
Other Expenses ...............................................................	0.23%
Total Annual Portfolio Operating Expenses ...................	0.38%
1 Year..........................................................................................		$39
3 Years ........................................................................................		$122
5 Years ........................................................................................		$213
10 Years ......................................................................................		$480

3.The following replaces the first full paragraph in the "Mellon Investments Corporation ("Mellon")" section under the "Specialist Manager Guide" on page 150:

For its services to the ESG Growth Portfolio and Catholic SRI Growth Portfolio, Mellon receives, effective December 11, 2019, a fee of 0.10% of the average daily net assets of that portion of the assets of each Portfolio managed by it. Prior to December 11, 2019, Mellon received a fee of 0.16%, however, this fee was being voluntarily waived to 0.10% of the average daily net assets of that portion of the assets of each Portfolio managed by Mellon. Mellon received during the fiscal year ended June 30, 2019, a fee of 0.16% of the assets of each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio respectively allocated to Mellon.

The Commodity Returns Strategy Portfolio (the "Portfolio") (From the Supplement dated December 11, 2019): Effective December 31, 2019, Wellington no longer manages as a portion the Portfolio's assets related to securities issued by natural resources companies in commodity-related industries pursuant to notice of termination by the Trust, on behalf of the Board of Trustees. Accordingly, effective December 31, 2019, the Prospectus is supplemented as shown below:

1.The following replaces the "Wellington Management Investment Selection Process" under the "More Information About Fund Investments and Risks" section of the Prospectus on page 101:

The Wellington Management	The "Commodity Strategy" employed by Wellington Management will be implemented primarily
Investment Selection	through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in
Process:	commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity's historical price range.
On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer's outlook for a commodity.
The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

2.The following replaces the last paragraph of the "Wellington Management Company LLP" section on page 156 under the "Specialist Manager Guide":

For its services to The Commodity Returns Strategy Portfolio with respect to assets managed in the Commodity strategy, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio's assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2019, Wellington Management received a fee of 0.75% of the average daily net assets of The Commodity Returns Strategy Portfolio's Commodity strategy.

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The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019): The Prospectus disclosure is revised and restated to reflect the removal of William Cazalet from, and with respect to The Commodity Returns Strategy Portfolio, the addition of Chris Yao and Adam Logan to, the Mellon portfolio management team as follows:

1.The following replaces the "Factor Strategy" and "U.S. MultiFactor Strategy" subsections in the "Portfolio Managers" section of Mellon Investments Corporation ("Mellon"), regarding each of The Institutional Value Equity Portfolio (page 7), and The Institutional Growth Equity Portfolio (page 13) of the Prospectus:

Mellon ("Factor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's Factor Strategy since January, 2018.

Mellon ("U.S. MultiFactor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's US Multi- Factor Strategy since December, 2018.

2.The following replaces the "Factor Strategy" subsection in the "Portfolio Managers" section of Mellon, regarding The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (page 18) of the Prospectus:

Mellon ("Factor Strategy"): Peter Goslin, CFA has managed the portion of the Portfolio allocated to Mellon's Factor Strategy since January, 2018.

3.The following replaces the "Portfolio Managers" section of Mellon, regarding The Real Estate Securities Portfolio (page 24), The

Institutional International Equity Portfolio (page 49) and The Emerging Markets Portfolio (page 55) of the Prospectus:

Mellon: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon since August, 2013.

4.The following replaces the "Portfolio Managers" section of Mellon, regarding The Commodity Returns Strategy Portfolio (page 32) of the Prospectus:

Mellon: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon since August, 2013 and Adam Logan and Chris Yao have co-managed the portion of the Portfolio allocated to Mellon since December, 2019.

5.The following replaces the "Portfolio Managers" section of Mellon, regarding The ESG Growth Portfolio (page 38) and The

Catholic SRI Growth Portfolio (page 44) of the Prospectus:

Mellon: Karen Wong, CFA has co-managed the portion of the Portfolio allocated to Mellon since its inception. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to Mellon since January 2018.

6.The following replaces the eleventh paragraph under "Mellon Investments Corporation ("Mellon")" in the section "Specialist Manager Guide" on page 150 of the Prospectus

The Portfolio Manager for The Institutional Value Equity Portfolio (the Index Strategy), The Institutional Growth Equity Portfolio (the Index Strategy), and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) is Karen Wong. The Portfolio Manager for The Institutional Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), The Institutional Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) is Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

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7.The following paragraphs replace the paragraph describing William Cazalet in the "Mellon Investments Corporation ("Mellon")" section of the "Specialist Manager Guide" and will follow the paragraph describing Peter Goslin on page 151 of the Prospectus:

Adam T. Logan, CFA is a senior multi-factor equity portfolio manager at Mellon, responsible for domestic portfolios with a focus on mid cap strategies. Prior to joining the firm in August 1998, Adam was an analyst in Mellon Financial Corporation's finance department. He has been in the investment industry since 1998. Adam earned a BA in finance from Westminster College and an MBA in finance from the University of Pittsburgh. He holds the CFA® designation and is a member of the CFA Society Pittsburgh and the CFA Institute.

Chris Yao, CFA is the head of quantitative equity research at Mellon. He is responsible for the oversight of the firm's quantitative equity research for the multi-factor and quantitative stock selection strategies in both developed and emerging equity markets. He is also a portfolio manager for several multi-factor, international and emerging market equity strategies. Chris works closely with the firm's fundamental research and portfolio management teams to harness in-house and external data intelligence, provide data and investment tools and analytics, advise on portfolio optimization and construction. He also develops proprietary models that blend fundamental insights with quantitative techniques. Before joining the firm in March 2006, Chris was a quantitative researcher at Starmine, now part of Refinitiv (formerly Thomson Reuters). Prior to that, he was a risk analyst at HSBC North America and a senior corporate finance analyst at Shanghai Pudong Development Bank in China. Chris is a member of CFA Institute. He received a BS in International Business from Shanghai University, China and an MBA in finance from the University of Illinois at Urbana-Champaign.

All references to William Cazalet are hereby removed.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization— Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio , The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the "Portfolios") (From the Supplement dated December 11, 2019): The prospectus is supplemented to reflect the correction of Akhil Jain's last name in the Investment Adviser's portfolio managers for each of the Portfolios as shown in (i) the "Portfolio Managers" section of the Investment Adviser of the respective pages, regarding The Institutional Value Equity Portfolio (page 7), The Institutional Growth Equity Portfolio (page 13), The Institutional Small Capitalization—Mid Capitalization Equity Portfolio (page 18), The Real Estate Securities Portfolio (page 24), The Commodity Returns Strategy Portfolio (page 32), The ESG Growth Portfolio (page 38), The Catholic SRI Growth Portfolio (page 44), The Institutional International Equity Portfolio (page 49), The Emerging Markets Portfolio (page 55), The Core Fixed Income Portfolio (page 62), The Fixed Income Opportunity Portfolio (page 69), The U.S. Government Fixed Income Securities Portfolio (page 73), The Inflation Protected Securities Portfolio (page 78), The U.S. Corporate Fixed Income Securities Portfolio (page 83) and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (page 89), of the Prospectus and (ii) the "Advisory Services" subsection of the section "Additional Information" on page 129 of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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